ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other payables

	As of December 31,
	2020	2021

Other tax payable	$3,849	$4,467
Accrued professional fee and marketing expense	3,162	2,698
Employee payroll and welfare	364	1,122
Staff reimbursement	128	211
Accrued Rental	10	9
Others	3,321	3,547
Total	$10,834	$12,054